The following details the changes in outstanding warrants for the year ended February 29, 2024: (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Option outstanding begining balance	9,893,000	6,225,000	4,650
Option outstanding begining balance	$ 0.30
Issued during the year	4,842,000	6,725,000
Outstanding begining balance		9,893,000	6,225,000
Issued during the year		$ 35	$ 75
Cancelled during the year	(75,000)
Exercised during the year		(500,000)
Warrants [member]
IfrsStatementLineItems [Line Items]
Option outstanding begining balance	6,547,477	124,224
Option outstanding begining balance		$ 0.49
Issued during the year	10,480,833	124,224
Issued during the year			$ 0.32
Outstanding begining balance	16,962,927	6,547,477	124,224
Outstanding begining balance			$ 0.32
Issued during the year		6,731,957
Issued during the year	$ 0.56	$ 0.49
Cancelled during the year		(124,224)
Cancelled during the year		$ 0.32
Exercised during the year	(65,383)	(184,480)
Exercised during the year	$ 0.28	$ 0.25
Outstanding begining balance	$ 0.54